United States
Securities and Exchange Commission
Washington, DC  20549

Form 13-F

Form 13-F Cover Page

Report for the Calendar Year of the Quarter Ended December 31, 2000.

Institutional Investment Manager Filing this Report:

Name:       Ayrshire Associates, Inc.
Address:    1200 Eighteenth Street, NW
            Suite 300
            Washington, DC  20036

13-F File Number:    028-07230

The Institutional Investment Manager filing this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form.

Person signing this report on behalf of Reporting Manager:

Name:      James K. Ferguson
Title:     President
Phone:     202-293-9113

Signature, Place and Date of Signing:

James K. Ferguson       Washington, DC      2/14/01


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFLAC                          COM              001055102      298 4132.089 SH       SOLE                 4132.089
AT&T Liberty Media Group Class COM              001957208      607 44780.000SH       SOLE                44780.000
AT&T Liberty Media Group Class COM              001957307      282 15060.000SH       SOLE                15060.000
Abbott Laboratories            COM              002824100     1017 21001.000SH       SOLE                21001.000
American Home Products         COM              026609107      852 13400.000SH       SOLE                13400.000
American International Group   COM              026874107      312 3168.681 SH       SOLE                 3168.681
BB&T Corp.                     COM              054937107      339 9083.000 SH       SOLE                 9083.000
BP Amoco PLC                   COM                             230 4801.000 SH       SOLE                 4801.000
Bank New York, Inc.            COM              064057102      281 5100.000 SH       SOLE                 5100.000
Bank of America                COM              060505104     2360 51445.459SH       SOLE                51445.459
BellSouth                      COM              079860102      674 16461.000SH       SOLE                16461.000
Bisys                          COM              055472104     7087 135955.000SH      SOLE               135955.000
Bristol-Myers Squibb           COM              110122108      741 10024.000SH       SOLE                10024.000
Broadcom Corp. A               COM              111320107      288 3430.000 SH       SOLE                 3430.000
Charles Schwab Company         COM              808513105      328 11575.000SH       SOLE                11575.000
Check Point Software Inc.      COM              M22465104      200 1500.000 SH       SOLE                 1500.000
Cigna                          COM              125509109      246 1860.000 SH       SOLE                 1860.000
Cintas                         COM              172908105     3078 57871.000SH       SOLE                57871.000
Cisco Systems                  COM              17275R102    43922 1148293.000SH     SOLE              1148293.000
Citigroup                      COM              172967101     3101 60729.007SH       SOLE                60729.007
Comcast Class A Special        COM              200300200     3212 76925.000SH       SOLE                76925.000
Comerica                       COM              200340107      422 7112.000 SH       SOLE                 7112.000
Danaher                        COM              235851102      246 3600.000 SH       SOLE                 3600.000
EMC                            COM              268648102    27855 418879.000SH      SOLE               418879.000
Ecolab                         COM              278865100      667 15440.000SH       SOLE                15440.000
Elan                           COM              284131208    11700 249943.000SH      SOLE               249943.000
Emeritus Corp                  COM              291005106       14 10000.000SH       SOLE                10000.000
Enron                          COM              293561106      215 2590.000 SH       SOLE                 2590.000
Exxon Mobil Corp.              COM              30231G102     3358 38629.722SH       SOLE                38629.722
General Electric               COM              369604103    12533 261445.885SH      SOLE               261445.885
Hewlett-Packard                COM              428236103      205 6500.000 SH       SOLE                 6500.000
Home Depot                     COM              437076102     5161 112971.000SH      SOLE               112971.000
IBM                            COM              459200101      595 7002.000 SH       SOLE                 7002.000
Intel                          COM              458140100      646 21490.049SH       SOLE                21490.049
JDS Uniphase Corp.             COM              46612J101    10739 257602.000SH      SOLE               257602.000
Johnson & Johnson              COM              478160104     3641 34650.955SH       SOLE                34650.955
Linear Technology              COM              535678106     9181 198500.073SH      SOLE               198500.073
MBNA Corp.                     COM              55262L100     8652 234236.000SH      SOLE               234236.000
Maxim Integrated Products      COM              57772K101     3515 73510.000SH       SOLE                73510.000
McCormick & Co Vtg             COM              579780107      367 9779.000 SH       SOLE                 9779.000
McDonald's                     COM              580135101      592 17416.000SH       SOLE                17416.000
Medtronic                      COM              585055106     8940 148070.000SH      SOLE               148070.000
Merck                          COM              589331107     4830 51589.793SH       SOLE                51589.793
Mercury Interactive Corp       COM              589405109     4588 50835.000SH       SOLE                50835.000
Microsoft                      COM              594918104     8260 190422.000SH      SOLE               190422.000
Nokia ADS                      COM              654902204     1434 32965.000SH       SOLE                32965.000
Nortel Networks                COM              656569100      646 20160.000SH       SOLE                20160.000
Omnicom Group                  COM              681919106     9573 115515.000SH      SOLE               115515.000
Oracle                         COM              68389X105    12325 424086.000SH      SOLE               424086.000
PepsiCo                        COM              713448108      732 14777.000SH       SOLE                14777.000
Pfizer                         COM              717081103     9066 197097.446SH      SOLE               197097.446
Procter & Gamble               COM              742718109      392 5000.000 SH       SOLE                 5000.000
QUALCOMM                       COM              747525103    11845 144119.000SH      SOLE               144119.000
SBC Communications             COM              78387G103      656 13733.022SH       SOLE                13733.022
SanDisk                        COM              80004C101     3052 109965.000SH      SOLE               109965.000
Schering-Plough                COM              806605101     6478 114158.000SH      SOLE               114158.000
Sun Microsystems               COM              866810104     2064 74030.000SH       SOLE                74030.000
Sysco                          COM              871829107     1320 44000.000SH       SOLE                44000.000
Texas Instruments              COM              882508104     6557 138404.457SH      SOLE               138404.457
USinternetworking Inc.         COM              917311805      350 70070.000SH       SOLE                70070.000
VERITAS Software               COM              923436109    13105 149773.093SH      SOLE               149773.093
Verizon Communication          COM              92343V104      628 12524.000SH       SOLE                12524.000
Wal-Mart Stores                COM              931142103      382 7200.000 SH       SOLE                 7200.000
Walgreen                       COM              931422109    12976 310330.086SH      SOLE               310330.086
Walt Disney                    COM              254687106      204 7049.000 SH       SOLE                 7049.000
Wells Fargo                    COM              949746101     5398 96942.571SH       SOLE                96942.571
Xilinx                         COM              983919101    10906 236450.000SH      SOLE               236450.000
American Century 20th Ultra Fu                  025083882      697 21540.107SH       SOLE                21540.107
Janus Mutual Fund                               471023101      289 8676.831 SH       SOLE                 8676.831
Janus Overseas Fund                             471023846      255 9594.110 SH       SOLE                 9594.110
Janus Worldwide Fund                            471023309      267 4696.032 SH       SOLE                 4696.032
Vanguard Index Trust 500                        922908108     1115 9151.232 SH       SOLE                 9151.232